Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 3,734	$ 3,463
Less accumulated depreciation		(2,563)	(1,828)
Property and equipment, net	$ 1,350	1,171	1,635
Production machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,751	1,751
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		712	727
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		749	670
Demo fleet systems [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		263	263
Office furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		64	28
Computers and related equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 195	$ 24